RELATED PARTY TRANSACTIONS - Key management personnel (Details) - Key management personnel	12 Months Ended
	Mar. 31, 2023 CAD ($) item	Mar. 31, 2022 CAD ($)
Disclosure of transactions between related parties [line items]
Number of key management personnel | item	14
Salaries	$ 4,521,023	$ 3,038,525
Share-based compensation (Note 15)	1,564,642	1,871,777
Total compensation	$ 6,085,665	$ 4,910,302